Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 70,618	$ 96,406	$ 18,695
Accounts receivable	2,435	0	0
Total current assets	73,053	96,406	18,695
PROPERTY AND EQUIPMENT
Property and equipment	2,250	2,250	0
Accumulated depreciation	581	206	0
Net property and equipment	1,669	2,044	0
OTHER ASSETS
Intangible assets, net of accumulated amortization	82,853	49,830	0
Total other assets	82,853	49,830	0
Total Assets	157,575	148,280	18,695
CURRENT LIABILITIES
Accounts payable and accrued liabilities	438,616	360,922	192,450
Short-term convertible debt	110,000	110,000	0
Liability to issue common stock	111,989	0	0
Short-term loans and advances from related parties	13,500	13,500	8,500
Total current liabilities	674,105	484,422	200,950
LONG TERM LIABILITIES
Long term convertible debt	415,000	305,000	100,000
SBA Paycheck Protection Program loan	36,789	0	0
Total long term liabilities	451,789	305,000	100,000
Total Liabilities	1,125,894	789,422	300,950
DEFICIENCY IN STOCKHOLDERS' EQUITY
Common stock, par $0.00001, 50,000,000 shares authorized, 16,554,455; 16,554,455 and 7,950,000 shares issued and outstanding at June 30, 2020 and December 31, 2019 and 2018	166	166	80
Additional paid-in capital	174,906	174,906	717
Accumulated deficit	(1,143,391)	(816,213)	(283,052)
Total deficiency in stockholders' equity	(968,319)	(641,141)	(282,255)
Total Liabilities and Deficiency in Stockholders' Equity	$ 157,575	$ 148,281	$ 18,695